Options and Warrants (Details) - Schedule of summarizes additional information relating to the options outstanding - Options Outstanding [Member] - USD ($)	3 Months Ended	12 Months Ended
	Apr. 30, 2023	Jan. 31, 2023
Exercise Prices 4.58 [Member]
Schedule of summarizes additional information relating to the options outstanding [Abstract]
Range of Exercise Prices	$ 4.58	$ 4.58
Number Outstanding (in Shares)	46,666	46,666
Weighted Average Remaining Contractual Life(Years)	1 year 8 months 23 days	2 years 5 months 23 days
Weighted Average Exercise Price for Shares Outstanding	$ 4.58	$ 4.58
Number Exercisable (in Shares)	46,666	46,666
Weighted Average Exercise Price for Shares Exercisable	$ 4.58	$ 4.58
Intrinsic Value (in Dollars)
Exercise Prices 4.16 [Member]
Schedule of summarizes additional information relating to the options outstanding [Abstract]
Range of Exercise Prices	$ 4.16	$ 4.16
Number Outstanding (in Shares)	144,085	144,085
Weighted Average Remaining Contractual Life(Years)	1 year 8 months 23 days	1 year 11 months 19 days
Weighted Average Exercise Price for Shares Outstanding	$ 4.16	$ 4.16
Number Exercisable (in Shares)	144,085	144,085
Weighted Average Exercise Price for Shares Exercisable	$ 4.16	$ 4.16
Intrinsic Value (in Dollars)
Exercise Prices 4.50 [Member]
Schedule of summarizes additional information relating to the options outstanding [Abstract]
Range of Exercise Prices	$ 4.5	$ 4.5
Number Outstanding (in Shares)	58,334	58,334
Weighted Average Remaining Contractual Life(Years)	2 years 3 months 3 days	1 year 11 months 19 days
Weighted Average Exercise Price for Shares Outstanding	$ 4.5	$ 4.5
Number Exercisable (in Shares)	58,334	58,334
Weighted Average Exercise Price for Shares Exercisable	$ 4.5	$ 4.5
Intrinsic Value (in Dollars)
Exercise Prices 4.09 [Member]
Schedule of summarizes additional information relating to the options outstanding [Abstract]
Range of Exercise Prices	$ 4.09	$ 4.09
Number Outstanding (in Shares)	78,750	78,750
Weighted Average Remaining Contractual Life(Years)	2 years 3 months 3 days	2 years 6 months
Weighted Average Exercise Price for Shares Outstanding	$ 4.09	$ 4.09
Number Exercisable (in Shares)	78,750	78,750
Weighted Average Exercise Price for Shares Exercisable	$ 4.09	$ 4.09
Intrinsic Value (in Dollars)
Exercise Prices 3.59 [Member]
Schedule of summarizes additional information relating to the options outstanding [Abstract]
Range of Exercise Prices	$ 3.59	$ 3.59
Number Outstanding (in Shares)	35,000	35,000
Weighted Average Remaining Contractual Life(Years)	4 years 5 months 1 day	2 years 6 months
Weighted Average Exercise Price for Shares Outstanding	$ 3.59	$ 3.59
Number Exercisable (in Shares)	35,000	35,000
Weighted Average Exercise Price for Shares Exercisable	$ 3.59	$ 3.59
Intrinsic Value (in Dollars)		$ 2,100
Exercise Prices 3.75 [Member]
Schedule of summarizes additional information relating to the options outstanding [Abstract]
Range of Exercise Prices	$ 3.75	$ 3.75
Number Outstanding (in Shares)	57,500	57,500
Weighted Average Remaining Contractual Life(Years)	2 years 7 months 9 days	2 years 10 months 6 days
Weighted Average Exercise Price for Shares Outstanding	$ 3.75	$ 3.75
Number Exercisable (in Shares)	57,500	57,500
Weighted Average Exercise Price for Shares Exercisable	$ 3.75	$ 3.75
Intrinsic Value (in Dollars)
Exercise Prices 4.12 [Member]
Schedule of summarizes additional information relating to the options outstanding [Abstract]
Range of Exercise Prices	$ 4.12	$ 4.12
Number Outstanding (in Shares)	50,000	50,000
Weighted Average Remaining Contractual Life(Years)	2 years 7 months 9 days	2 years 10 months 6 days
Weighted Average Exercise Price for Shares Outstanding	$ 4.12	$ 4.12
Number Exercisable (in Shares)	50,000	50,000
Weighted Average Exercise Price for Shares Exercisable	$ 4.12	$ 4.12
Intrinsic Value (in Dollars)